UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-10373)

Exact name of registrant as specified in charter: TH Lee, Putnam Investment Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Francis J. McNamara III, Vice President

Clerk and Chief Legal Officer

One Post Office Square

Boston, Massachusetts 02109

Copy to:	John E. Baumgardner, Esq.

Sullivan & Cromwell LLP

125 Broad Street

New York, New York 10004-2498

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments:

TH Lee, Putnam Emerging Opportunities Portfolio
The fund's portfolio
7/31/07 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value

Advertising and Marketing Services (0.9%)
FTD Group, Inc.	35,700	$589,407

Automotive (0.7%)
Tenneco Automotive, Inc. (NON)	12,400	437,720

Basic Materials (2.9%)
Ceradyne, Inc. (NON)	4,100	305,983
Chicago Bridge & Iron Co., NV (Netherlands)	7,700	312,620
Cleveland-Cliffs, Inc.	4,200	290,934
Layne Christensen Co. (NON)	7,500	338,775
Quanex Corp.	6,500	292,890
Steel Dynamics, Inc.	6,954	291,581
		1,832,783

Biotechnology (1.2%)
Medicines Co. (NON)	17,800	283,198
PDL BioPharma, Inc. (NON)	19,700	462,753
		745,951

Building Materials (0.8%)
Genlyte Group, Inc. (The) (NON)	3,500	243,495
Sherwin-Williams Co. (The)	4,200	292,698
		536,193

Capital Goods (7.2%)
Actuant Corp. Class A	6,600	402,468
Alliant Techsystems, Inc. (NON)	5,300	525,283
Cummins, Inc.	2,900	344,230
Curtiss-Wright Corp.	7,200	313,704
Foster Wheeler, Ltd. (NON)	4,700	528,233
Gardner Denver, Inc. (NON)	6,800	282,812
Goodrich Corp.	5,700	358,587
Lincoln Electric Holdings, Inc.	6,600	475,134
McDermott International, Inc. (NON)	3,600	298,584
Parker-Hannifin Corp.	4,100	404,588
Superior Essex, Inc. (NON)	6,400	223,040
Wabtec Corp.	5,900	240,956
WESCO International, Inc. (NON)	3,900	208,845
		4,606,464

Commercial and Consumer Services (3.9%)
Chemed Corp.	6,700	423,976
Equifax, Inc.	9,400	380,324
Jackson Hewitt Tax Service, Inc.	15,500	421,600
Morningstar, Inc. (NON)	5,500	269,390
Navigant Consulting, Inc. (NON)	12,500	196,875
Pre-Paid Legal Services, Inc. (NON)	5,200	274,040
Sotheby's Holdings, Inc. Class A	4,652	198,873
Watson Wyatt Worldwide, Inc. Class A	8,000	356,400
		2,521,478

Communication Services (0.5%)
C-COR.net Corp. (NON)	23,700	318,765

Communications Equipment (0.7%)
Harris Corp.	2,856	156,737
Tekelec (NON)	23,700	303,597
		460,334

Computers (3.2%)
ANSYS, Inc. (NON)	15,600	406,224
Avocent Corp. (NON)	12,000	328,200
Electronics for Imaging, Inc. (NON)	6,300	165,438
Jack Henry & Associates, Inc.	17,800	427,556
National Instruments Corp.	21,000	679,350
Netezza Corp. (NON)	4,800	73,200
		2,079,968

Consumer Staples (4.9%)
Apollo Group, Inc. Class A (NON)	4,000	236,440
Beacon Roofing Supply, Inc. (NON)	23,600	353,056
Career Education Corp. (NON)	6,700	198,856
Domino's Pizza, Inc. (NON)	19,800	379,170
FTI Consulting, Inc. (NON)	11,000	451,330
Kelly Services, Inc. Class A	8,600	213,710
Nutri/System, Inc. (NON)	8,800	490,336
Papa John's International, Inc. (NON)	6,300	172,809
Sonic Corp. (NON)	9,700	200,402
USANA Health Sciences, Inc. (NON)	10,400	419,744
		3,115,853

Electronics (4.2%)
Advanced Analogic Technologies, Inc. (NON)	11,800	104,784
Altera Corp.	14,900	345,680
Amphenol Corp. Class A	17,400	596,124
Avnet, Inc. (NON)	10,400	393,952
General Cable Corp. (NON)	3,400	270,300
Mentor Graphics Corp. (NON)	21,900	263,019
Spreadtrum Communications, Inc. ADR (China) (NON)	11,750	166,850
Trimble Navigation, Ltd. (NON)	8,100	267,543
TTM Technologies, Inc. (NON)	21,500	280,360
		2,688,612

Energy (3.8%)
ATP Oil & Gas Corp. (NON)	3,000	136,170
Cameron International Corp. (NON)	5,100	397,800
FMC Technologies, Inc. (NON)	2,300	210,496
Grant Prideco, Inc. (NON)	4,180	234,498
Helix Energy Solutions Group, Inc. (NON)	4,400	171,380
Helmerich & Payne, Inc.	8,600	278,382
National-Oilwell Varco, Inc. (NON)	4,100	492,451
Smith International, Inc.	6,300	386,883
Suntech Power Holdings Co., Ltd. ADR (China) (NON)	3,700	149,221
		2,457,281

Entertainment (0.6%)
Town Sports International Holdings, Inc. (NON)	21,000	357,630

Financial (3.5%)
Advanta Corp. Class B	7,200	184,752
Affiliated Managers Group (NON)	2,700	305,100
CB Richard Ellis Group, Inc. Class A (NON)	8,900	310,788
FCStone Group, Inc. (NON)	2,466	118,491
Hilb, Rogal & Hamilton Co.	5,400	233,820
IntercontinentalExchange, Inc. (NON)	2,740	414,096
MF Global, Ltd. (NON)	8,556	213,301
NASDAQ Stock Market, Inc. (The) (NON)	10,300	316,931
Penson Worldwide, Inc. (NON)	8,496	149,954
		2,247,233

Health Care Services (4.6%)
Charles River Laboratories International, Inc. (NON)	9,700	496,446
DaVita, Inc. (NON)	10,850	574,399
Laboratory Corp. of America Holdings (NON)	11,400	841,890
LifePoint Hospitals, Inc. (NON)	9,400	277,770
Lincare Holdings, Inc. (NON)	8,600	306,934
WellCare Health Plans, Inc. (NON)	4,700	475,922
		2,973,361

Household Furniture and Appliances (1.5%)
Select Comfort Corp. (NON)	19,300	307,642
Whirlpool Corp.	6,500	663,715
		971,357

Lodging/Tourism (0.6%)
Wyndham Worldwide Corp.	11,200	376,880

Medical Technology (6.1%)
C.R. Bard, Inc.	6,300	494,361
DENTSPLY International, Inc.	12,000	437,880
Edwards Lifesciences Corp. (NON)	10,800	496,368
Hospira, Inc. (NON)	12,975	501,743
Kinetic Concepts, Inc. (NON)	5,550	341,214
Meridian Bioscience, Inc.	6,400	142,912
Respironics, Inc. (NON)	10,500	480,375
Restore Medical, Inc. (Private) (NON) (AFF)	862,069	1,008,621
		3,903,474

Pharmaceuticals (2.6%)
Cephalon, Inc. (NON)	11,900	894,166
Salix Pharmaceuticals, Ltd. (NON)	24,475	269,715
Sepracor, Inc. (NON)	5,700	160,341
Valeant Pharmaceuticals International (NON)	23,156	363,318
		1,687,540

Retail (4.0%)
Abercrombie & Fitch Co. Class A	5,400	377,460
Advance Auto Parts, Inc.	8,500	295,545
Brown Shoe Co., Inc.	14,100	295,254
Cache, Inc. (NON)	11,600	197,780
Dress Barn, Inc. (NON)	20,900	380,171
Expedia, Inc. (NON)	8,000	212,880
Ross Stores, Inc.	7,800	225,654
Timberland Co. (The) Class A (NON)	6,400	152,128
Wolverine World Wide, Inc.	14,700	397,782
		2,534,654

Semiconductor (1.3%)
Advanced Energy Industries, Inc. (NON)	6,200	109,802

Brooks Automation, Inc. (NON)	16,400	288,148
Lam Research Corp. (NON)	7,000	404,880
		802,830

Software (2.8%)
Cadence Design Systems, Inc. (NON)	13,400	286,760
Glu Mobile, Inc. (NON)	14,250	169,575
Informatica Corp. (NON)	18,800	262,072
JDA Software Group, Inc. (NON)	17,400	393,414
Parametric Technology Corp. (NON)	21,200	373,756
Sybase, Inc. (NON)	12,000	284,640
		1,770,217

Technology (30.6%)
ON Semiconductor Corp. (NON)	32,400	382,968
Commvault Sysytems, Inc. (Private) (NON)	1,127,926	19,152,183
		19,535,151

Technology Services (1.2%)
Blue Coat Systems, Inc. (NON)	4,000	194,920
Checkfree Corp. (NON)	8,800	324,192
Fiserv, Inc. (NON)	5,300	261,926
		781,038

Textiles (0.6%)
Maidenform Brands, Inc. (NON)	20,700	372,186

Toys (1.4%)
Jakks Pacific, Inc. (NON)	15,800	374,618
RC2 Corp. (NON)	14,200	502,822
		877,440

Transportation (2.2%)
Delta Air Lines, Inc. (NON)	16,800	299,376
Landstar Systems, Inc.	7,600	345,496
Omega Navigation Enterprises, Inc.	13,500	293,625
Ultrapetrol, Ltd. (Bahamas) (NON)	9,840	231,241
US Airways Group, Inc. (NON)	6,800	210,868
		1,380,606

Total common stocks (cost $49,579,980)		$62,962,406

SHORT-TERM INVESTMENTS (8.6%)(a) (cost $5,502,000)

	Principal amount	Value

Repurchase agreement dated July 31, 2007 with Bank
of America due August 1, 2007 with respect to various
U.S. Government obligations -maturity value
of $5,507,685 for an effective yield of 5.23%
(collateralized by Federal Home Loan Bank
5.625% due 10/26/07 valued at $5,611,945)	$5,502,000	$5,502,000

TOTAL INVESTMENTS

Total investments (cost $55,081,980)(b)		$68,464,406

WRITTEN OPTIONS OUTSTANDING at 7/31/07 (premiums received $2,624) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Nutri-System, Inc.	$610	Aug 07/$120.23	$11
National-Oilwell Varco, Inc.	540	Aug 07/$78.10	2,729

Total			$2,740

NOTES

(a) Percentages indicated are based on net assets of $63,906,126.

(b) The aggregate identified cost on a tax basis is $55,135,872, resulting in gross unrealized appreciation and depreciation of $17,196,666 and $3,868,132, respectively, or net unrealized appreciation of $13,328,534.

(NON) Non-income-producing security.

(AFF) Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

	Purchase	Sales	Dividend
Name of Affiliates	cost	proceeds	income		Value

Refractec	$-	$-	$-	$	- *
Restore Medical, Inc.	-	-	-		1,008,621

Totals	$-	$-	$-		$1,008,621

* During the period, Refractec was sold to its creditors. Equity investors in Refractec and holders of Refractec's 8% cv. bridge notes, such as the fund, received no proceeds from the disposition. Accordingly, the fund's positions in Refractec (valued at $878 in the aggregate as of April 30, 2007) were eliminated from the fund's portfolio.

Market values are shown for those securities affiliated at period end.

Security valuation Investments for which market quotations are readily available are stated at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for private equity securities: such investments are initially valued at cost and then stated at fair value following procedures approved by the Trustees. As part of those procedures, TH Lee, Putnam Capital Management, LLC (the “Manager “), a subsidiary of TH Lee, Putnam Capital, L.P. (a joint venture of Putnam Investment Holdings, LLC, which in turn is an indirect subsidiary of Putnam LLC (“Putnam”) and Thomas H. Lee Partners, LP) will monitor each fair valued security on a daily basis and will adjust its value, as necessary, based on such factors as the financial and/or operating results, the general developments in the issuer’s business including products and services offered, management changes, changes in contracts with customers, issues relating to financing, the likelihood of a public offering, the liquidity of the security, any legal or contractual restrictions, the value of an unrestricted related public security and other analytical data. Restricted securities of the same class as publicly traded securities will be valued at a discount from the public market price reflecting the nature and extent of the restriction. The discount applied to securities subject to resale restrictions with known expirations will be reduced according to a specified timetable as the applicable expiration approaches. Fair value prices may differ materially from the value that would be realized if the fair-valued securities were sold. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates fair value.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TH LEE, PUTNAM INVESTMENT TRUST

By (Signature and Title):

/s/ Janet C. Smith
Janet. C. Smith
Principal Accounting Officer
Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Linwood E. Bradford
Linwood E. Bradford
Principal Executive Officer
Date: September 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2007